Goodwill	3 Months Ended
Dec. 31, 2019
Goodwill, net
Goodwill	Goodwill
As discussed in Note 21 – Segment Information, we established a dedicated Digital & Betting business segment, comprising our iGaming and sports betting activities that were previously included within our Global Gaming business segment. As a result, at September 1, 2021, we allocated a portion of goodwill associated with our Global Gaming reporting unit to the Digital & Betting reporting unit using a relative fair value approach. The goodwill allocated to the Global Gaming and Digital & Betting reporting units was $1.4 billion and $265 million, respectively, and the estimated fair values were determined to exceed the carrying values of each reporting unit, which indicated no impairment existed. In addition, we completed an assessment for any potential goodwill impairment for the former Global Gaming reporting unit immediately prior to the reallocation and determined that no impairment existed.

During 2020, we adopted a new organizational structure focused on two business segments: Global Lottery and Global Gaming. As a result of the change in reporting units, at July 1, 2020, we allocated goodwill to our new reporting units using a relative fair value approach. The goodwill allocated to the new Global Lottery and Global Gaming reporting units was $2.9 billion and $2.2 billion, respectively, and the estimated fair values were determined to exceed the carrying values, which indicated no impairment existed. In addition, we completed an assessment for any potential goodwill impairment for all the former reporting units immediately prior to the reallocation and determined that no impairment existed. Additionally, in connection with the sale of its Italian B2C gaming machine, sports betting, and digital gaming businesses, the Company allocated $520 million of goodwill to discontinued operations using a relative fair value approach. Prior to the allocation to discontinued operations, the goodwill was included within our Global Gaming segment.
Changes in the carrying amount of goodwill consist of the following:

		Reporting Units Prior to July 1, 2020			Reporting Units Subsequent to September 1, 2021(1)

($ in millions)	North America Gaming and Interactive	North America Lottery	International	Italy	Global Lottery	Global Gaming	Digital & Betting	Discontinued Operations	Total
Balance at December 31, 2019	1,440	1,222	1,308	1,482	—	—	—	(520)	4,931
Impairment	(103)	—	(193)	—	—	—	—	—	(296)
Segment realignment	(1,337)	(1,222)	(1,113)	(1,480)	2,942	2,209	—	—	—
Foreign currency translation	—	—	(2)	(2)	55	28	—	—	78
Discontinued operations	—	—	—	—	—	(520)	—	520	—
Balance at December 31, 2020	—	—	—	—	2,997	1,716	—	—	4,713
Segment realignment	—	—	—	—	—	(265)	265	—	—
Foreign currency translation	—	—	—	—	(49)	(5)	(3)	—	(58)
Balance at December 31, 2021	—	—	—	—	2,948	1,446	261	—	4,656
(1) From July 1, 2020 to August 31, 2021, we operated under only two business segments: Global Lottery and Global Gaming.

Total goodwill at December 31, 2021, 2020, and 2019 is net of $1.3 billion, $1.3 billion, and $1.1 billion, respectively, of accumulated impairment losses primarily arising from the former North America Gaming and Interactive and International segments of $817 million and $526 million in both 2021 and 2020, respectively, and $714 million and $333 million in 2019, respectively.
Impairment

During the first quarter of 2020, we determined there was an interim goodwill impairment triggering event caused by COVID-19. As a result of the identified triggering event, we estimated the fair value of each of our former reporting units using an income approach based on projected discounted cash flows. Based principally on lower forecasted revenue and operating profits caused by lower demand for our commercial gaming products, we recorded a $296 million non-cash impairment loss with no income tax benefit, of which $193 million and $103 million was recorded within our former International and North America Gaming reporting units, respectively, to reduce the carrying amount of the reporting units to fair value.
During the fourth quarter of 2019, we determined there was an impairment in the former International reporting unit’s goodwill due to lower forecasted cash flows along with a higher weighted-average cost of capital. As a result, we recorded a $99 million non-cash impairment loss with no income tax benefit and reduced the carrying amount of our former International reporting unit to fair value.